SCHEDULE OF FAIR VALUES OF ASSETS ACQUIRED AND LIABILITIES ASSUMED (Details) $ in Thousands			12 Months Ended
		Mar. 06, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Business Combination [Line Items]
Business Combination, Bargain Purchase, Gain Recognized, Amount				$ (3)
Plutus and Guardians Capital Limited [Member]
Business Combination [Line Items]
Purchase consideration	[1]
Cash and cash equivalents		2
Prepaid expenses and other current assets		7
Right-of-use assets		44
Total identifiable assets acquired		53
Accruals and other current liabilities		(7)
Lease liabilities		(43)
Total liabilities assumed		(50)
Net assets acquired and liabilities assumed		3
Business Combination, Bargain Purchase, Gain Recognized, Amount		$ (3)

[1]	Less than HKD1,000